Share Capital (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Issue of equity			$ 69,786,000
Number of shares that remain available under the plan for issuance | item		1,574,403
Expense from share-based payment transactions with employees		$ 3,701,000	3,841,000
Stock Options Class of Share Capital [member]
Disclosure of classes of share capital [line items]
Issuance of common shares, shares | shares	11,873,750
Shares issued for the period per share amount | $ / shares	6.30
Proceeds from issuing shares, gross	$ 74,804,000
Proceeds from issuing shares	$ 70,497,000
Number of shares authorised | shares		12,200,000
Granted, options		648,502
Option life, share options granted		3
Description of expected forfeiture rate | item		5.57
Expected dividend, share options granted		$ 0
Description of option pricing model, share options granted		Black-Scholes model
Expense from share-based payment transactions with employees		$ 1,358,000	$ 674,000
Stock Options Class of Share Capital [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted		1.79%
Expected volatility, share options granted		67.56%
Fair value per share granted options | $ / shares		$ 2.69
Stock Options Class of Share Capital [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Risk free interest rate, share options granted		1.90%
Expected volatility, share options granted		68.16%
Fair value per share granted options | $ / shares		$ 3.09